Equity - Additional Information (Detail) - MXN ($)																		12 Months Ended
	Nov. 03, 2017	Nov. 01, 2017	May 05, 2017	May 03, 2017	Mar. 16, 2017	Nov. 03, 2016	Nov. 01, 2016	May 05, 2016	May 03, 2016	Mar. 08, 2016	Mar. 07, 2016	Nov. 05, 2015	Nov. 03, 2015	May 07, 2015	May 05, 2015	Mar. 19, 2015	Mar. 12, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Capital stock issued																		3,578,226,270
Capital stock outstanding																		17,891,131,350	17,891,131,350
Par value per share																		$ 0	$ 0
Fixed capital stock amounts																		$ 300,000,000	$ 300,000,000
Description of variable capital amount																		Variable capital may not exceed 10 times the minimum fixed capital stock amount.	Variable capital may not exceed 10 times the minimum fixed capital stock amount.
Reserve distributed as stock dividend																		$ 596,000,000	$ 596,000,000
Total CUFIN balance amount																		$ 193,348,000,000
Description for dividend payable																		Dividends distributed to its stockholders who are individuals and foreign residents must withhold 10% for LISR purposes, which will be paid in Mexico.
Dividend paid										$ 8,355,000,000								$ 12,258,000,000	12,045,000,000	$ 10,701,000,000
Repurchased shares																		$ 0	0	0
BD units [member]
Disclosure of classes of share capital [line items]
Capital stock issued																		2,161,177,770
Capital stock outstanding																		10,805,888,850
B units [member]
Disclosure of classes of share capital [line items]
Capital stock issued																		1,417,048,500
Capital stock outstanding																		7,085,242,500
Series B shares [member]
Disclosure of classes of share capital [line items]
Voting rights for common stock holder																		Unlimited
Minimum percentage for voting																		51.00%
Series L shares [member]
Disclosure of classes of share capital [line items]
Voting rights for common stock holder																		Limited
Maximum percentage for voting right																		25.00%
Series D shares [member]
Disclosure of classes of share capital [line items]
Voting rights for common stock holder																		Limited
Maximum percentage for voting right																		49.00%
Sub series D-L shares [member]
Disclosure of classes of share capital [line items]
Maximum percentage for voting right																		25.00%
Non cumulative premium [member]
Disclosure of classes of share capital [line items]
Dividend payable																		125.00%
Non-controlling interest [member]
Disclosure of classes of share capital [line items]
Dividend paid																		$ 3,622,000,000	$ 3,690,000,000	$ 3,351,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Debt to earnings before interest, taxes, depreciation and amortization ratio																		150.00%
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividend paid					$ 8,636,000,000											$ 7,350,000,000
Percentage of dividend paid	50.00%		50.00%			50.00%		50.00%				50.00%		50.00%
Maximum reserve for share purchase	$ 7,000,000,000					$ 7,000,000,000						$ 3,000,000,000
Ordinary shares [member] | Non-controlling interest [member]
Disclosure of classes of share capital [line items]
Dividend paid		$ 3,622,000,000					$ 3,621,000,000						$ 3,340,000,000
Ordinary shares [member] | Coca Cola FEMSA [member]
Disclosure of classes of share capital [line items]
Dividend paid					$ 6,991,000,000						$ 6,945,000,000						$ 6,405,000,000
Percentage of dividend paid		50.00%		50.00%			50.00%		50.00%				50.00%		50.00%